Available-for-sale Debt Investments (Details) ¥ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
		Aug. 31, 2020 CNY (¥) shares	Apr. 30, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Aug. 31, 2020 USD ($)
Available-for-sale Debt Investments
Gain on disposal of available-for-sale debt investments	[1]					¥ 573,860
Changes in fair value of forward contract in relation to disposal of investments in Particle						16,085
Changes in fair value of loan related to co-sale of Particle shares						24,535
Fair value of available-for-sale investments					¥ 304		¥ 29,401
Particle
Available-for-sale Debt Investments
Interest-free loan principal amount | $								$ 9.7
Particle | Series D1 convertible redeemable preferred shares
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis					0.60%
Available for sale securities debt securities number of shares acquired | shares		4,584,209
Available for sale securities debt securities number of shares outstanding | shares					4,584,209		4,584,209
Fair value of available-for-sale investments					¥ 300		¥ 23,400
Fengyi Technology
Available-for-sale Debt Investments
Proportion of equity interest acquired considered as available-for-sale debt securities				40.00%
Consideration paid for purchase of available-for-sale debt securities				¥ 2,000
Impairment related to credit losses on the available-for-sale debt investment						¥ 2,000
Humanistic Intelligence
Available-for-sale Debt Investments
Fair value of available-for-sale investments					0		¥ 6,000
Proportion of equity interest acquired considered as available-for-sale debt securities		6.04%
Impairment related to credit losses on the available-for-sale debt investment					¥ 6,000
Income/(loss) from equity method investments, net of impairment		¥ 6,000
Phoenix FM
Available-for-sale Debt Investments
Proportion of equity interest in FM Beijing acquired through debt restructuring transactions			19.99%
Loan receivable			¥ 9,800

[1]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.